Share Based Payments - Schedule of Fair Value of Each Option Granted by an External Valuer (Details) (20-F)							12 Months Ended
	Dec. 20, 2019 shares $ / shares	Oct. 30, 2019 shares $ / shares	Dec. 12, 2018 shares $ / shares	Feb. 17, 2017 shares $ / shares	Apr. 01, 2016 shares $ / shares	Nov. 25, 2015 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Statement Line Items [Line Items]
Options issued | shares	250,000,000	250,000,000					16,000,000
Historic volatility and expected volatility	136.00%	136.00%
Weighted average exercise price	$ 0.008	$ 0.008
Risk-free interest rate	0.85%	0.78%
Expected life of an option	3 years	3 years
Fair value of options at grant date	$ 0.004	$ 0.003
Employee Stock Option [Member]
Statement Line Items [Line Items]
Options issued | shares			16,000,000				16,000,000
Dividend yield
Historic volatility and expected volatility			80.00%
Option exercise price			$ 0.010				$ 0.01
Weighted average exercise price			$ 0.030
Risk-free interest rate			2.02%
Expected life of an option			2 years 9 months 18 days
Model used			Black-Scholes
Fair value of options at grant date			$ 0.0051
Employee Stock Option [Member] | Phenogen Sciences Inc. [Member]
Statement Line Items [Line Items]
Options issued | shares				1,250,000
Dividend yield
Historic volatility and expected volatility				60.00%
Option exercise price				$ 0.010
Weighted average exercise price				$ 0.010
Risk-free interest rate				2.19%
Expected life of an option				4 years 6 months
Model used				Black-Scholes
Fair value of options at grant date				$ 0.0050
Employee Stock Option [Member] | Key Management Personnel [Member]
Statement Line Items [Line Items]
Options issued | shares				21,500,000				21,500,000
Dividend yield
Historic volatility and expected volatility				60.00%
Option exercise price				$ 0.010
Weighted average exercise price				$ 0.010
Risk-free interest rate				2.19%
Expected life of an option				4 years 6 months
Model used				Black-Scholes
Fair value of options at grant date				$ 0.0050
Employee Stock Option [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Options issued | shares				1,250,000	500,000	1,500,000		1,250,000	2,000,000
Dividend yield
Historic volatility and expected volatility				60.00%	80.00%	80.00%
Option exercise price				$ 0.010	$ 0.039	$ 0.058
Weighted average exercise price				$ 0.010	$ 0.039	$ 0.058
Risk-free interest rate				2.19%	1.93%	2.22%
Expected life of an option				4 years 6 months	4 years 3 months 19 days	4 years 6 months
Model used				Black-Scholes	Black-Scholes	Black-Scholes
Fair value of options at grant date				$ 0.0050	$ 0.0065	$ 0.0139